Property and Equipment	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Property and Equipment

8.	Property and Equipment

	As of December 31,
	2025	2024	2023
Furniture and fixtures	19,865	15,936	13,593
Improvements and facilities	33,114	17,026	9,718
IT equipment and systems	20,905	16,638	14,840
Equipment	6,545	561	323
Other tangible assets	11,984	7,790	6,230
Total Carrying amount	92,413	57,951	44,704

	2024	Additions	Disposals	Transfer	2025
Acquisition cost
Furniture and fixtures	25,668	6,673	(311)	-	32,030
Improvements and facilities	21,911	22,190	(838)	-	43,263
IT equipment and systems	54,368	12,329	(2,486)	(1,063)	63,148
Equipment	2,868	6,328	(55)	-	9,141
Other tangible assets	13,906	4,989	(540)	1,063	19,418
Total Cost	118,721	52,509	(4,230)	-	167,000
Accumulated depreciation
Furniture and fixtures	(9,732)	(2,633)	200	-	(12,165)
Improvements and facilities	(5,950)	(4,255)	56	-	(10,149)
IT equipment and systems	(36,664)	(7,864)	2285	-	(42,243)
Equipment	(2,307)	(316)	27	-	(2,596)
Other tangible assets	(6,117)	(1,594)	277	-	(7,434)
Total Depreciation	(60,770)	(16,662)	2,845	-	(74,587)
Total Carrying amount	57,951	35,847	(1,385)	-	92,413

	2023	Additions	Disposals	2024
Acquisition cost
Furniture and fixtures	21,491	5,265	(1,088)	25,668
Improvements and facilities	14,293	7,937	(319)	21,911
IT equipment and systems	45,926	9,768	(1,326)	54,368
Machinery and equipment	2,507	365	(4)	2,868
Other tangible assets	11,903	3,567	(1,564)	13,906
Total Cost	96,120	26,902	(4,301)	118,721
Accumulated depreciation
Furniture and fixtures	(7,891)	(2,177)	336	(9,732)
Improvements and facilities	(4,604)	(1,542)	196	(5,950)
IT equipment and systems	(31,145)	(6,507)	988	(36,664)
Machinery and equipment	(2,185)	(127)	5	(2,307)
Other tangible assets	(5,591)	(1,435)	909	(6,117)
Total Depreciation	(51,416)	(11,788)	2,434	(60,770)
Total Carrying amount	44,704	15,114	(1,867)	57,951

	2022	Additions	Disposals	2023
Acquisition cost
Furniture and fixtures	19,634	3,312	(1,455)	21,491
Improvements and facilities	12,730	2,937	(1,374)	14,293
IT equipment and systems	45,933	1,438	(1,445)	45,926
Machinery and equipment	2,353	159	(5)	2,507
Other tangible assets	11,198	1,321	(616)	11,903
Total Cost	91,848	9,167	(4,895)	96,120
Accumulated depreciation
Furniture and fixtures	(6,136)	(1,893)	138	(7,891)
Improvements and facilities	(3,549)	(1,184)	129	(4,604)
IT equipment and systems	(25,800)	(6,324)	979	(31,145)
Machinery and equipment	(2,100)	(92)	7	(2,185)
Other tangible assets	(4,388)	(1,325)	122	(5,591)
Total Depreciation	(41,973)	(10,818)	1,375	(51,416)
Total Carrying amount	49,875	(1,651)	(3,520)	44,704

There were no indicators of impairment of Property and Equipment for the years ended December 31, 2025, 2024 and 2023.